NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Calculating Diluted Earnings Per Share

The following securities were outstanding during the period but were not included in the computation of diluted EPS because their effect would have been anti-dilutive:

	Three months ended March 31,
	2026	2025
December 2025 YA Warrants	30,060,123	—
February 2026 Offering Common Warrants	32,792,859	—
February 2026 Offering Placement Agent Warrants	437,239	—
2025 Offering Placement Agent Warrants	673,617	—
2025 Offering Common Stock Warrants	377,460	—
Junior Note Warrants	172,209	172,209
Public Warrants	83,722	83,722
June 2023 Senior Note Warrants	67,177	67,177
August 2024 Warrants Issued with Junior Notes	3,987	3,987
If-converted Common Stock from convertible notes	23,300,646	—
Stock options outstanding	49,781	37,463
Orbit Settlement Shares	10,020,040	—
If-converted Common Stock from Series A Preferred Stock(1)	13,467	23,937
Unvested restricted stock units	—	651
Total	98,052,327	389,146

(1)
Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.05 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.

The following securities were outstanding during the period but were not included in the computation of diluted EPS because their effect would have been anti-dilutive:

	Year ended December 31,
	2025	2024
December 2025 YA Warrants	30,060,123	—
2025 Offering Placement Agent Warrants	673,617	—
If-converted Common Stock from convertible notes	412,705	3,338,133
2025 Offering Common Stock Warrants	377,460	—
Junior Note Warrants	172,209	172,208
If-converted Common Stock from Series A Preferred Stock(1)	21,933	23,937
Public Warrants	83,722	83,722
June 2023 Senior Note Warrants	67,177	67,177
Stock options outstanding	50,968	43,774
August 2024 Warrants Issued with Junior Notes	3,987	3,987
Unvested restricted stock units	—	915
Total	31,923,901	3,733,853

(1)
Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.05 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.

Schedule of Net Loss Attributable to Common Stockholders, Basic and Diluted EPS

The details of our net loss attributable to common stockholders, basic and diluted EPS are set forth below:

	Three months ended March 31,
	2026	2025
Numerator:
Net loss	$(459,898)	$(16,611,425)
Deemed dividend in connection with extinguishment of preferred stock through issuance of warrants	(474,058)	—
Reclassification of convertible preferred stock from mezzanine equity to liability	—	10,398,050
Deemed dividend in connection with modification of pre-funded warrants	—	(3,076,380)
Net loss attributable to common stockholders	$(933,956)	$(9,289,755)
Denominator:
Weighted-average shares outstanding — basic and diluted	118,226,181	6,628,195
Net loss per share — basic and diluted	$(0.01)	$(1.40)